UNITED STATES

			    SECURITIES AND EXCHANGE COMMISSION
                                    WASHINGTON D.C. 20549
					 FORM 13F
                                    FORM 13F COVER PAGE



     Report for the Calendar Year or Quarter Ended: March 28, 2013 This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: SG Capital Management, LLC
Address: 415 N. LaSalle Street, #401
Chicago, IL 60654

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ken Grossman
Title: Partner
Phone: 312-923-0150

Signature, Place, and Date of Signing:

Ken Grossman, Chicago, IL May 7, 2013


Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:NONE
[If there are no entries in this list, omit this section.]






                                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 46
Form 13F Information Table Value Total: $202621
                                       (thousands)
List of Other Included Managers: NONE
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALASKA AIR GROUP INC		COM	11659109	1824	28514	SH			SOLE	28514
APTARGROUP INC			COM	38336103	6093	106245	SH			SOLE	106245
CALIX INC			COM	13100M509	2598	318734	SH			SOLE	318734
CHRISTOPHER & BANKS CORP	COM	171046105	753	117070	SH			SOLE	117070
CLEAN HARBORS INC		COM	184496107	7667	131979	SH			SOLE	131979
CONN'S INC			COM	208242107	3930	109359	SH			SOLE	109359
CRACKER BARREL OLD COUNTRY	COM	22410J106	3575	44214	SH			SOLE	44214
CYNOSURE INC-A			COM	232577205	8312	317604	SH			SOLE	317604
CYPRESS SEMICONDUCTOR CORP	COM	232806109	7509	680739	SH			SOLE	680739
DELTIC TIMBER CORP		COM	247850100	6722	97818	SH			SOLE	97818
DYCOM INDUSTRIES INC		COM	267475101	486	24671	SH			SOLE	24671
EMCORE CORP			COM	290846203	1874	322065	SH			SOLE	322065
EZCHIP SEMICONDUCTOR LTD	COM	M4146Y108	5143	213157	SH			SOLE	213157
FARO TECHNOLOGIES INC		COM	311642102	3019	69568	SH			SOLE	69568
FLY LEASING LTD-ADR		ADR	34407D109	6782	419141	SH			SOLE	419141
GROUP 1 AUTOMOTIVE INC		COM	398905109	4166	69348	SH			SOLE	69348
HERTZ GLOBAL HOLDINGS INC	COM	42805T105	963	43273	SH			SOLE	43273
HOME LOAN SERVICING SOLUTION	COM	G6648D109	3824	163892	SH			SOLE	163892
IDEX CORP			COM	45167R104	2967	55549	SH			SOLE	55549
II-VI INC			COM	902104108	14244	835927	SH			SOLE	835927
INTEGRATED DEVICE TECH INC	COM	458118106	7294	976482	SH			SOLE	976482
JDS UNIPHASE CORP		COM	46612J507	5644	422264	SH			SOLE	422264
KORN/FERRY INTERNATIONAL	COM	500643200	4278	239511	SH			SOLE	239511
KRATOS DEFENSE & SECURITY	COM	50077B207	960	190841	SH			SOLE	190841
LENNAR CORP-A			COM	526057104	3426	82590	SH			SOLE	82590
LKQ CORP			COM	501889208	6037	277421	SH			SOLE	277421
MARTIN MARIETTA MATERIALS	COM	573284106	5718	56050	SH			SOLE	56050
MAXIM INTEGRATED PRODUCTS	COM	57772K101	3996	122425	SH			SOLE	122425
MKS INSTRUMENTS INC		COM	55306N104	3299	121286	SH			SOLE	121286
MONRO MUFFLER BRAKE INC		COM	610236101	4596	115734	SH			SOLE	115734
MYR GROUP INC/DELAWARE		COM	55405W104	779	31714	SH			SOLE	31714
PLANTRONICS INC			COM	727493108	6654	150586	SH			SOLE	150586
POLYCOM INC			COM	73172K104	5782	521825	SH			SOLE	521825
QLOGIC CORP			COM	747277101	5554	478765	SH			SOLE	478765
RF MICRO DEVICES INC		COM	749941100	4920	924802	SH			SOLE	924802
RIVERBED TECHNOLOGY INC		COM	768573107	674	45184	SH			SOLE	45184
ROGERS CORP			COM	775133101	986	20697	SH			SOLE	20697
SCIENTIFIC GAMES CORP-A		COM	80874P109	6402	731713	SH			SOLE	731713
SILICON MOTION TECHNOL-ADR	ADR	82706C108	1598	136422	SH			SOLE	136422
SKYWORKS SOLUTIONS INC		COM	83088M102	3917	177856	SH			SOLE	177856
SPANSION INC-CLASS A		COM	84649R200	4117	319861	SH			SOLE	319861
SPREADTRUM COMMUNICATI-ADR	ADR	849415203	2137	104181	SH			SOLE	104181
SYKES ENTERPRISES INC		COM	871237103	6617	414592	SH			SOLE	414592
SYMMETRY MEDICAL INC		COM	871546206	4872	425525	SH			SOLE	425525
TAKE-TWO INTERACTIVE SOFTWRE	COM	874054109	2240	138720	SH			SOLE	138720
WATSCO INC			COM	942622200	7676	91180	SH			SOLE	91180





